DBX ETF Trust | 1
Schedule of Investments
Xtrackers S&P 500 Growth Scored & Screened ETF
November 30, 2025 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 98.2%
Communication Services
— 19.3%
Alphabet, Inc., Class A
2,358 754,984
Alphabet, Inc., Class C
1,887 604,067
Electronic Arts, Inc.
68 13,738
Meta Platforms, Inc., Class A
1,459 945,359
T-Mobile US, Inc.
201 42,011
(Cost $1,566,449)
2,360,159
Consumer Discretionary
— 6.5%
AutoZone, Inc. *
13 51,406
Booking Holdings, Inc.
25 122,867
Carnival Corp. *
856 22,068
Darden Restaurants, Inc.
41 7,363
Deckers Outdoor Corp. *
107 9,419
eBay, Inc.
233 19,290
Expedia Group, Inc.
93 23,779
Hilton Worldwide Holdings, Inc.
184 52,446
Home Depot, Inc.
343 122,424
Las Vegas Sands Corp.
244 16,631
Marriott International, Inc.,
Class A
177 53,948
Norwegian Cruise Line Holdings
Ltd. *
365 6,738
O'Reilly Automotive, Inc. *
667 67,834
PulteGroup, Inc.
150 19,078
Ralph Lauren Corp.
31 11,387
Royal Caribbean Cruises Ltd.
198 52,717
Tapestry, Inc.
159 17,376
TJX Cos., Inc.
518 78,695
Tractor Supply Co.
230 12,599
Williams-Sonoma, Inc.
97 17,461
Yum! Brands, Inc.
91 13,942
(Cost $731,015)
799,468
Consumer Staples — 4.9%
Colgate-Palmolive Co.
269 21,625
Costco Wholesale Corp.
347 317,016
Walmart, Inc.
2,302 254,394
(Cost $583,457)
593,035
Energy — 0.7%
ONEOK, Inc.
282 20,535
Targa Resources Corp.
166 29,102
Williams Cos., Inc.
498 30,343
(Cost $78,611)
79,980
Financials — 12.3%
American Express Co.
425 155,240
Aon PLC, Class A
86 30,437
Apollo Global Management, Inc.
361 47,598
Arch Capital Group Ltd. *
287 26,955
Arthur J Gallagher & Co.
91 22,533
Number
of Shares Value $
Bank of New York Mellon Corp.
299 33,518
FactSet Research Systems, Inc.
14 3,882
Fiserv, Inc. *
427 26,248
Hartford Insurance Group, Inc.
114 15,621
Intercontinental Exchange, Inc.
234 36,808
Jack Henry & Associates, Inc.
20 3,490
Marsh & McLennan Cos., Inc.
169 31,003
Mastercard, Inc., Class A
646 355,642
Moody's Corp.
63 30,919
Morgan Stanley
428 72,615
MSCI, Inc.
61 34,387
Nasdaq, Inc.
148 13,456
PayPal Holdings, Inc.
501 31,408
S&P Global, Inc.
115 57,365
Synchrony Financial
283 21,893
Visa, Inc., Class A
1,330 444,805
Willis Towers Watson PLC
40 12,840
(Cost $1,486,865)
1,508,663
Health Care — 8.3%
AbbVie, Inc.
581 132,294
Amgen, Inc.
183 63,219
Boston Scientific Corp. *
1,160 117,833
DaVita, Inc. *
36 4,309
Dexcom, Inc. *
124 7,870
Eli Lilly & Co.
522 561,395
Incyte Corp. *
70 7,312
Insulet Corp. *
57 18,650
Mettler-Toledo International,
Inc. *
6 8,860
ResMed, Inc.
116 29,676
Stryker Corp.
143 53,079
Waters Corp. *
22 8,875
(Cost $811,226)
1,013,372
Industrials — 10.1%
Allegion PLC
38 6,309
AMETEK, Inc.
83 16,425
Broadridge Financial Solutions,
Inc.
41 9,352
Carrier Global Corp.
310 17,013
Caterpillar, Inc.
367 211,304
CSX Corp.
678 23,974
Cummins, Inc.
108 53,782
Dayforce, Inc. *
115 7,947
Deere & Co.
87 40,411
Dover Corp.
44 8,152
Eaton Corp. PLC
305 105,497
Emerson Electric Co.
301 40,147
Fastenal Co.
491 19,836
GE Aerospace
340 101,473
Hubbell, Inc.
42 18,120
Illinois Tool Works, Inc.
90 22,435

2 | DBX ETF Trust
Schedule of Investments
Xtrackers S&P 500 Growth Scored & Screened ETF
(Continued)
November 30, 2025 (Unaudited)
Number
of Shares Value $
Ingersoll Rand, Inc.
292 23,459
Lennox International, Inc.
23 11,474
Masco Corp.
60 3,892
PACCAR, Inc.
232 24,457
Pentair PLC
81 8,524
Quanta Services, Inc.
117 54,391
Republic Services, Inc.
161 34,947
Trane Technologies PLC
176 74,181
Uber Technologies, Inc. *
1,634 143,040
United Rentals, Inc.
50 40,759
Veralto Corp.
83 8,401
Verisk Analytics, Inc.
44 9,903
W.W. Grainger, Inc.
35 33,202
Waste Management, Inc.
149 32,463
Westinghouse Air Brake
Technologies Corp.
136 28,363
(Cost $1,033,914)
1,233,633
Information Technology
— 33.7%
Adobe, Inc. *
140 44,818
Apple, Inc.
4,138 1,153,881
Autodesk, Inc. *
167 50,658
Cadence Design Systems, Inc. *
118 36,797
Dell Technologies, Inc., Class C
112 14,935
Fortinet, Inc. *
511 41,457
Gartner, Inc. *
60 13,964
Gen Digital, Inc.
227 5,986
Intuit, Inc.
218 138,230
KLA Corp.
103 121,073
Microsoft Corp.
2,054 1,010,589
NetApp, Inc.
69 7,698
NVIDIA Corp.
5,931 1,049,787
Palo Alto Networks, Inc. *
523 99,438
Salesforce, Inc.
749 172,675
ServiceNow, Inc. *
163 132,423
Tyler Technologies, Inc. *
34 15,967
Number
of Shares Value $
Workday, Inc., Class A *
81 17,465
(Cost $3,482,648)
4,127,841
Materials — 0.5%
Ecolab, Inc.
94 25,865
Sherwin-Williams Co.
102 35,056
(Cost $57,847)
60,921
Real Estate — 1.8%
AvalonBay Communities, Inc.
REIT
53 9,643
CBRE Group, Inc., Class A *
231 37,383
Equinix, Inc. REIT
36 27,119
Extra Space Storage, Inc. REIT
77 10,254
Host Hotels & Resorts, Inc. REIT
317 5,589
Iron Mountain, Inc. REIT
221 19,083
Simon Property Group, Inc. REIT
258 48,071
Welltower, Inc. REIT
283 58,926
(Cost $195,435)
216,068
Utilities — 0.1%
Public Service Enterprise Group,
Inc.
(Cost $13,950)
173 14,449
TOTAL COMMON STOCKS
(Cost $10,041,417)
12,007,589
EXCHANGE-TRADED FUNDS
— 0.3%
State Street SPDR Portfolio S&P
500 Growth ETF
(Cost $29,020)
320 34,252
CASH EQUIVALENTS — 1.3%
DWS Government Money Market
Series "Institutional Shares",
3.94% (a)
(Cost $163,370)
163,370 163,370
TOTAL INVESTMENTS — 99.8%
(Cost $10,233,807)
12,205,211
Other assets and liabilities,
net — 0.2%
25,995
NET ASSETS — 100.0%
12,231,206
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

DBX ETF Trust | 3
Schedule of Investments
Xtrackers S&P 500 Growth Scored & Screened ETF
(Continued)
November 30, 2025 (Unaudited)
Hidden Row
At November 30, 2025, open futures contracts purchased were as follows:
Currency Abbreviations
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2025 in valuing the Fund’s investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
SNPG-PH1
A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2025 is as follows:
Value ($) at
8/31/2025
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
11/30/2025
Value ($) at
11/30/2025
CASH EQUIVALENTS — 1.3%
DWS Government Money Market Series "Institutional Shares", 3.94% (a)
44,197 178,968 (59,795) — — 401 — 163,370 163,370
*
Non-income producing security.
(a)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
REIT: Real Estate Investment Trust
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Appreciation ( $ )
Micro E-Mini S&P 500 Index
USD 5 170,144 171,488 12/19/2025 1,344
USD U.S. Dollar
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 12,007,589 $ — $ — $ 12,007,589
Exchange-Traded Funds
34,252 — — 34,252
Short-Term Investments (a)
163,370 — — 163,370
Derivatives (b)
Futures Contracts
1,344 — — 1,344
TOTAL
$ 12,206,555 $ — $ — $ 12,206,555
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts.